Income Taxes (Details Narrative) (10-K) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Effective income tax rate			30.00%
Net operating loss carryforwards			$ 7,880,000
Future taxable income term description			Future taxable income for the year 2020 through 2039.
Acquisition offset future income			$ 13,837
Tax benefit from continuing or discontinued operations
Unrecognized tax benefits, income tax penalties and interest accrued
Income taxes	$ 9,580	$ 44,844	$ 70,768	$ 24,589